CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 28, 2012		Dec. 30, 2011
REVENUES
Base management fees (1)	$ 621	[1]	$ 581	[1]	$ 602	[1]
Franchise fees (1)	666	[1]	607	[1]	506	[1]
Incentive management fees (1)	256	[1]	232	[1]	195	[1]
Owned, leased, corporate housing, and other revenue (1)	950	[1]	989	[1]	1,083	[1]
Timeshare sales and services	0		0		1,088
Cost reimbursements (1)	10,291	[1]	9,405	[1]	8,843	[1]
Revenues	12,784		11,814		12,317
OPERATING COSTS AND EXPENSES
Owned, leased, and corporate housing-direct	779		824		943
Timeshare-direct	0		0		929
Timeshare strategy-impairment charges	0		0		324
Reimbursed costs (1)	10,291	[1]	9,405	[1]	8,843	[1]
General, administrative, and other (1)	726	[1]	645	[1]	752	[1]
Costs and Expenses, Total	11,796		10,874		11,791
OPERATING INCOME	988		940		526
Gains (losses) and other income (1)	11	[1]	42	[1]	(7)	[1]
Interest expense (1)	(120)	[1]	(137)	[1]	(164)	[1]
Interest income (1)	23	[1]	17	[1]	14	[1]
Equity in losses (1)	(5)	[1]	(13)	[1]	(13)	[1]
INCOME BEFORE INCOME TAXES	897		849		356
Provision for income taxes	(271)		(278)		(158)
NET INCOME	$ 626		$ 571		$ 198
EARNINGS PER SHARE-Basic
Earnings per share (in USD per share)	$ 2.05		$ 1.77		$ 0.56
EARNINGS PER SHARE-Diluted
Earnings per share (in USD per share)	$ 2.00		$ 1.72		$ 0.55

[1]	See Footnote No. 18, "Related Party Transactions," to our Consolidated Financial Statements for disclosure of related party amounts.